SOFTWARE DEVELOPMENT COSTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Research and Development [Abstract]
SCHEDULE OF SOFTWARE DEVELOPMENT COSTS

In 2024, the Company reclassified a part of software from property and equipment to software development costs.

Table 6: Capitalized Software Development Costs

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Capitalized software development costs	$94,000	$105,001	$268,000	$343,001
Software development costs consisted of the following as of December 31, 2024 and 2023:
	December 31,	December 31,
	2024	2023
At Cost:
Software development cost	4,151,981	3,703,981